UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Wolf Fund Management Ltd.

Address:     767 Third Avenue, 35th Floor
             New York, New York 10017

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shyam Srinivasan
Title:     Chief Financial Officer
Phone:     212-201-2640


Signature, Place and Date of Signing:

/s/ Shyam Srinivasan              New York, New York          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $ 235,064
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.    028-14292                     Wolf Opportunity Fund, Ltd.



                                                        FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS     SOLE   SHARED  NONE
--------------                --------        -----       --------  -------   --- ----  ----------      ----     ----   ------  ----
AVG TECHNOLOGIES N V          SHS             N07831105   51,379    3,245,669 SH        SHARED-DEFINED  1        3,245,669
BLYTH INC                     COM NEW         09643P207   17,833    1,146,809 SH        SHARED-DEFINED  1        1,146,809
CISCO SYS INC                 COM             17275R102   51,088    2,600,000 SH        SHARED-DEFINED  1        2,600,000
EURONET WORLDWIDE INC         COM             298736109   49,579    2,100,800 SH        SHARED-DEFINED  1        2,100,800
HEWLETT PACKARD CO            COM             428236103    4,288      300,916 SH        SHARED-DEFINED  1          300,916
INTERNATIONAL GAME TECHNOLOG  COM             459902102   12,736      898,809 SH        SHARED-DEFINED  1          898,809
OWENS ILL INC                 COM NEW         690768403      300       14,100 SH        SHARED-DEFINED  1           14,100
SMART TECHNOLOGIES INC        CL A SUB VTG S  83172R108    1,412      893,697 SH        SHARED-DEFINED  1          893,697
WESTERN UN CO                 COM             959802109   46,449    3,412,871 SH        SHARED-DEFINED  1        3,412,871



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